UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2008

Check here for Amendment [x]; Amendment Number: 1
This Amendment (Check only one):
[] is  restatement.
[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Harris Associates L.P.
Address:  	2 N. LaSalle Street, Suite 500
		Chicago, IL  60602

Form 13F File Number: 28-2013

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Janet L. Reali
Title:  	Vice President and General Counsel
Phone:  	(312) 621-0676

Signature, Place, and Date of Signing:


/s/Janet L. Reali
Chicago, IL
November 13, 2008

Report Type (Check only one.):
[   ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[ x ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
28-5788		      Natixis Asset Management Advisors, L.P.*


*Natixis Asset Management Advisors, L.P. ("Natixis Asset Management Advisors") and Harris Associates L.P. ("Harris Associates") share investment discretion for these securities pursuant to a contractual arrangement whereby
Natixis Asset Management Advisors provides discretionary investment management services to a client according to a model portfolio provided by Harris Associates. Natixis Asset Management Advisors and Harris
Associates are under common control by Natixis Global Asset Management, L.P.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: $171,831 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
01    28-5788     Natixis Asset Management Advisors, L.P.
02                Subadvised accounts

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

DISCOVERY COMMUNICATIONS CL A  COM              25470F104   145649 10220981.00SH     SOLE                        10160696.0060285.00
                                                              8439 592200.22SH       DEFINED 01                   592200.00     0.22
                                                             11433 802295.00SH       OTHER   02                   799055.00  3240.00
WRIGLEY WM JR CO               COM              982526105     1021 12857.00 SH       SOLE                          12857.00
WRIGLEY WM JR CO CL B          COM              982526204      248  3143.00 SH       SOLE                           3143.00
                                                              5041  1169000 SH       DEFINED 01                     1169000